SHORT TERM INVESTMENT	12 Months Ended
Dec. 31, 2019
Short-term Investments [Abstract]
SHORT TERM INVESTMENT
4. SHORT TERM INVESTMENT

	As of December 31,
	2018	2019
	RMB	RMB
Time deposits	549,056	593,954
Wealth management products	550,338	180,782

	1,099,394	774,736
As of December 31, 2018 and 2019, the Group’s wealth management products mainly consisted of financial products issued by commercial banks in China with a variable interest rate indexed to the performance of underlying assets and a maturity date within one year when purchased or revolving terms. For the years ended December 31, 2017, 2018 and 2019, the weighted average return of the wealth management products were 3.3%, 4.1% and 3.4%, respectively.